Document and Entity Information	May 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2023
Entity File Number	001-34791
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Central Index Key	0001325702
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o Magnachip Semiconductor, Ltd.
Entity Address, Address Line Two	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address, Address Line Three	Cheongju-si
Entity Address, City or Town	Chungcheongbuk-do
Entity Address, Country	KR
Entity Address, Postal Zip Code	28581
City Area Code	82
Local Phone Number	6903-3000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false